Commitments and Contingent liabilities - Fair Value of Asset or Liability on Futures Contracts Activity from Continuing Operations (Detail) (Futures Contracts [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Futures Contracts [Member]
Sale Leaseback Transaction [Line Items]
Notional Value	$ (172,302)	$ (18,196)
Fair Value	(1,921)	777
Net trading revenue	$ 23,138	$ 44,258	$ (63,110)